Share Option and Restricted Share Unit Plan	6 Months Ended
Jun. 30, 2011
Share Option and Restricted Share Unit Plan
(11)	Share Option and Restricted Share Unit Plan

As of June 30, 2011, the Company maintained one active share option and restricted share unit plan, the 2007 Plan. The 2007 Plan provides for the grant of share options, restricted shares, restricted share units, share appreciation rights and dividend equivalent rights. The 2007 Plan provides for grants of incentive share options only to the Company’s employees or employees of any parent or subsidiary of TGH. Awards other than incentive share options may be granted to the Company’s employees, directors and consultants or the employees, directors and consultants of any parent or subsidiary of TGH. Under the 2007 Plan, which was approved by the Company’s shareholders on September 4, 2007, a maximum of 3,808,371 share awards may be granted under the plan. On February 23, 2010, TGH’s board of directors approved an increase in the number of shares available for future issuance by 1,468,500, which was approved by TGH’s shareholders at the annual meeting of shareholders on May 19, 2010. At June 30, 2011, 1,829,054 shares were available for future issuance under the 2007 Plan.

Share options are granted at exercise prices equal to the fair market value of the shares on the grant date. Each employee’s options vest in increments of 25% per year beginning approximately one year after an option’s grant date. Unless terminated pursuant to certain provisions of the 2007 Plan, including discontinuance of employment with the Company, all unexercised options expire ten years from the date of grant.

Beginning approximately one year after a restricted share unit’s grant date for each restricted share unit granted in 2007, 2008 and 2009, each employee’s restricted share units vest in increments of 15% per year for the first two years, 20% for the third year and 25% per year for the fourth and fifth year. Beginning approximately one year after a restricted share unit’s grant date for each restricted share unit granted in 2010 and thereafter, each employee’s restricted share units vest in increments of 25% per year Share-based compensation expense for the three and six months ended June 30, 2011 and 2010 of $1,419 and $1,068, respectively, and for both the six months ended June 30, 2011 and 2010 of $3,261 was recorded as a part of long-term incentive compensation expense in the condensed consolidated statements of income for share options and restricted share units awarded to employees under the 2007 Plan.

The following is a summary of activity in the Company’s 2007 Plan for the six months ended June 30, 2011:

	Share options (common share equivalents)	Weighted average exercise price
Balances, December 31, 2010	1,258,082	$16.51
Options granted during the period	—	$—
Options exercised during the period	(329,157)	$15.29
Options forfeited during the period	(3,503)	$18.48

Balances, June 30, 2011	925,422	$16.95

Options exercisable at June 30, 2011	249,446	$15.20

Options vested and expected to vest at June 30, 2011	895,687	$16.81

	Restricted share units	Weighted average grant date fair value
Balances, December 31, 2010	1,265,896	$13.90
Share units granted during the period	17,119	$29.20
Share units vested during the period	(272,524)	$13.23
Share units forfeited during the period	(4,561)	$14.73

Balances, June 30, 2011	1,005,930	$14.38

Share units outstanding and expected to vest at June 30, 2011	953,216	$15.18

As of June 30, 2011, $10,635 of total compensation cost related to non-vested share option and restricted share unit awards not yet recognized is expected to be recognized over a weighted average period of 2.02 years. The aggregate intrinsic value of all options exercisable and outstanding, which represents the total pre-tax intrinsic value, based on the Company’s closing common share price of $30.74 per share as of June 30, 2011 was $3,876. The aggregate intrinsic value is calculated as the difference between the exercise prices of the Company’s share options that were in-the-money and the market value of the common shares that would have been issued if those share options were exercised as of June 30, 2011.

The following table summarizes information about share options exercisable and outstanding at June 30, 2011:

	Share options exercisable		Share options outstanding
		Weighted		Weighted
	Number of shares	average	Number of shares	average
	(in thousands)	exercise price	(in thousands)	exercise price
Range of per-share exercise prices:
$7.10 - $7.10	35,307	$7.10	153,977	$7.10
$14.01 - $14.01	2,592	14.01	3,456	14.01
$16.50 - $16.50	180,685	16.50	428,845	16.50
$16.97 - $16.97	30,862	16.97	187,601	16.97
$28.26 - $28.26	—	—	151,543	28.26

	249,446	$15.20	925,422	$16.95

The weighted average contractual life of share options exercisable and share options outstanding as of June 30, 2011 was 6.7 years and 7.4 years, respectively.